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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    12/31/2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Ares Management LLC
                 ------------------------------------
   Address:      2000 Avenue of the Stars, 12th Floor
                 ------------------------------------
                 Los Angeles, CA 90067
                 ------------------------------------

Form 13F File Number:    028-12290
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael D. Weiner
         ---------------------------------------------
Title:   Vice President, General Counsel and Secretary
         of Reporting Manager
         ---------------------------------------------
Phone:   310-201-4140
         ---------------------------------------------

Signature, Place, and Date of Signing:

By:    /s/ Michael D. Weiner           Los Angeles, CA      February 12, 2009
   -------------------------------    -----------------     -----------------
           [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
                                        --------------------

Form 13F Information Table Entry Total: 5
                                        --------------------

Form 13F Information Table Value Total: $307,564
                                        --------------------
                                            (thousands)

List of Other Included Managers:

NO.     FILE #     NAME
---     ------     ----
1.     28-         ACOF Operating Manager, L.P.
2.     28-         ACOF Operating Manager II, L.P.

** The Reporting Manager does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager each identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Refer-ence is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

          The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Ex-change Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.


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                           FORM 13F INFORMATION TABLE


      COLUMN 1                COLUMN 2     COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
-------------------------  -------------- --------- -------- ---------------------- ------------ --------- ------------------------
                                                     VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS    SOLE    SHARED   NONE
-------------------------  -------------- --------- -------- --------- ----- ------ ------------ --------- ---------- -------- ----
Ares Capital Corporation      Com         04010L103 $ 18,103  2,859,882  SH            Sole                 2,859,882
Exco Resources Inc.           Com         269279402  117,035 12,917,787  SH            Defined    1, 2 **  12,917,787
Hanger Orthopedic Group Inc.  Com New     41043F208   72,985  5,029,980  SH            Defined    1 **      5,029,980
Maidenform Brands, Inc.       Com         560305104   37,934  3,737,351  SH            Defined    1**       3,737,351
SandRidge Energy, Inc.        Com         80007P307   61,507 10,001,188  SH            Defined    2**      10,001,188

TOTAL                                                307,564 34,546,188                                    34,546,188